Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001981792
Registrant Name	Howard Hughes Holdings Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES